Note 7 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) - CAD ($) $ in Thousands	Jul. 31, 2024	Oct. 31, 2023	Jul. 31, 2023
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 101,641	$ 101,931	$ 96,669
Subordinated notes payable, maturing March 2029 [member]
Statement Line Items [Line Items]
Subordinated notes payable	0	4,919	4,916
Subordinated notes payable [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 101,641	$ 106,850	$ 101,585